Offerings - Offering: 1	Jun. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	common stock, par value $0.01 per share
Amount Registered | shares	6,600,535
Proposed Maximum Offering Price per Unit	54.50005
Maximum Aggregate Offering Price	$ 359,729,487.53
Fee Rate	0.01381%
Amount of Registration Fee	$ 49,678.64
Offering Note	(1) The filing fee is calculated in accordance with Rules 457(a) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-294133 filed on March 9, 2026. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act and based on the average of the high and low sales prices as reported by the New York Stock Exchange on May 28, 2026.